Related party transactions - Summary of Related Party Transaction Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amounts owed by related parties
Amounts receivable, related party transactions	£ 88.5	£ 76.0
Amounts owed to related parties
Amounts payable, related party transactions	(75.7)	(57.6)
Kantar
Amounts owed by related parties
Amounts receivable, related party transactions	26.1	30.3
Amounts owed to related parties
Amounts payable, related party transactions	(10.5)	(6.2)
Other
Amounts owed by related parties
Amounts receivable, related party transactions	62.4	45.7
Amounts owed to related parties
Amounts payable, related party transactions	£ (65.2)	£ (51.4)